Submission	Jun. 05, 2026
Submission [Line Items]
Central Index Key	0001829311
Registrant Name	BITMINE IMMERSION TECHNOLOGIES, INC.
Registration File Number	333-288579
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES